Note 6 - Other Receivables - Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Net working capital adjustments receivable from acquisitions	$ 565	$ 193
Other receivables	3,144	2,938
	$ 3,709	$ 3,131